Employee Benefit Plans - Significant Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost (Detail) (Successor [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Benefit obligations:
Discount rate	4.70%	4.10%	4.50%
Rate of compensation increase	4.30%	3.90%	4.00%
Net periodic benefit cost:
Discount rate	4.10%	4.50%	5.30%
Rate of return on plan assets	5.60%	5.55%	6.40%
Rate of compensation increase	3.90%	4.00%	4.40%
Other Postretirement Benefits [Member]
Benefit obligations:
Discount rate	3.50%	2.65%	4.20%
Net periodic benefit cost:
Discount rate	2.65%	4.20%	5.35%
Health care cost trend rate assumed for next year	7.25%	7.35%	7.60%
Ultimate rate to which the cost trend rate is assumed to decline	4.75%	4.75%	4.60%
Year that the rate reaches the ultimate trend rate	2023	2022	2026